Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	11.13
Maximum Aggregate Offering Price	$ 11,130,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,537.05
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of common stock, par value $0.01 per share (the "Common Stock"), of Kingsway Corporation that may become issuable under the Kingsway Corporation 2020 Equity Incentive Plan resulting from a stock split, reverse stock split, stock dividend, combination or reclassification of the Common Stock or any other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of Common Stock. (2) Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum aggregate offering price and the registration fee are estimated based upon the average of the high and low sale prices of the Common Stock as reported on NYSE on May 14, 2026, which such average was $11.13.